Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
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Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Basis of Preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB, and as adopted by the European Union, or EU.

The accounting policies applied when preparing the consolidated financial statements are described in detail below. Unless otherwise stated, these policies have been applied consistently to all years presented. Significant accounting estimates used when exercising the accounting policies are described in Note 3.

The accounting policies are consistent with those of the previous year.

Our consolidated financial statements have been prepared under the historical cost convention, apart from certain financial instruments that are measured at fair value at initial recognition.

The presentation of the statement of changes in equity has been changed. In order to present share premium arising from the company’s capital increases separately from earnings, the balance of ‘retained earnings’ has been divided into ‘share premium’ and ‘accumulated deficit’ in the statement of changes in equity.

Going Concern

The Company’s Board of Directors has, at the time of approving the financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, we continue to adopt the going concern basis of accounting in preparing the financial statements.

Recognition and Measurement

Assets are recognized in the consolidated statement of financial position when it is probable, as a result of a prior event, that future economic benefits will flow to us and the value of the asset can be measured reliably.

Liabilities are recognized in the consolidated statement of financial position when we have a legal or constructive obligation as a result of a prior event, and it is probable that future economic benefits will flow from us and the value of the liability can be measured reliably.

On initial recognition, assets and liabilities are measured at cost or at fair value, depending on the classification of the items. Measurement subsequent to initial recognition is affected as described below for each financial statement item. Anticipated risks and losses that arise before the time of presentation of the consolidated financial statements and that confirm or invalidate affairs and conditions existing at the consolidated statement of financial position date are considered at the time of recognition and measurement.

Income is recognized in the consolidated statement of profit or loss when earned, whereas costs are recognized by the amounts attributable to the financial year.

Basis of Consolidation

The consolidated financial statements include our parent company, Ascendis Pharma A/S, and all entities over which the parent company has control. We control an entity when we are exposed to, or have rights to, variable returns from our involvement with the entity and have the ability to control those returns through our power over the entity. Accordingly, the consolidated financial statements include Ascendis Pharma A/S and the entities listed in Note 11.

Consolidation Principles

Our subsidiaries are fully consolidated from the date upon which control is transferred to us. They are deconsolidated from the date control ceases.

When necessary, adjustments are made to the financial statements of our subsidiaries to conform their accounting policies to our accounting policies. All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between our group enterprises are eliminated in full upon consolidation.

Foreign Currency

On initial recognition, transactions in currencies other than an individual company’s functional currency are translated applying the exchange rate in effect at the date of the transaction. Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated using the exchange rate in effect at the balance sheet date.

Exchange differences that arise between the rate at the transaction date and the rate in effect at the payment date, or the rate at the balance sheet date, are recognized in profit or loss as financial income or financial expenses. Property, plant and equipment, intangible assets and other non-monetary assets purchased in foreign currencies and measured on the basis of historical cost are translated at the transaction date exchange rate.

When subsidiaries that present their financial statements in a functional currency other than EUR are recognized in the consolidated financial statements, the statements of profit or loss are translated at average exchange rates. Balance sheet items are translated using the exchange rates at the balance sheet date. Exchange differences arising out of the translation of foreign entities’ balance sheet items at the beginning of the year using the balance sheet date exchange rates as well as out of the translation of statements of profit or loss from average rates to the exchange rates at the balance sheet date are recognized in other comprehensive income. Similarly, exchange differences arising out of changes that have been made directly in a foreign subsidiary’s equity are recognized in other comprehensive income.

Business Combinations

Newly acquired or newly established subsidiaries are recognized in the consolidated financial statements from the time of acquiring or establishing such enterprises. Time of acquisition is the date on which control of the enterprise is actually acquired.

When acquiring new enterprises over which we obtain control, the acquisition method is applied. Under this method, we identify assets, liabilities and contingent liabilities of these enterprises and measure them at fair value at the acquisition date. Restructuring costs are only recognized in the pre-acquisition balance sheet if they constitute a liability of the acquired enterprise. Allowance is made for the tax effect of the adjustments made.

The acquisition consideration for an enterprise consists of the fair value of the consideration paid for the acquired enterprise. If the final determination of the consideration is conditional upon one or several future events, they are recognized at fair value thereof at the time of acquisition. Costs that are attributable to the acquisition of the enterprise are recognized in profit or loss when incurred.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are all recorded as goodwill.

Revenue

Our revenue currently comprises up-front payments and service fees from research, development and commercialization agreements. Our collaboration agreements comprise elements of up-front license fees, milestone payments based on development and sales and royalties based on product sales. In addition, our collaboration agreements contemplate our involvement in the ongoing research and development of our partnered product candidates, for which we are separately remunerated for the services we render.

As a general principle, revenue is recognized when it is probable that future economic benefits will flow to us and these benefits can be measured reliably. Further, revenue recognition requires that all significant risks and rewards of ownership of the goods or services included in the transaction have been transferred to the buyer, and that we retain neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods or services sold.

Collaboration agreements which contain multiple activities are only separated into individual units of accounting if they constitute a separate earnings process. If multiple activities or rights are not separable, they are combined into a single unit of accounting, and recognized over the period of continued involvement; i.e. the period where we are actively involved in development and deliver significant services to the collaboration partner. If multiple activities or rights are separable, each separate component is accounted for after considering the specific nature of the element and the underlying activities to which earnings process relates. For the three years ended December 31, 2017, 2016 and 2015, the collaboration agreements entered into by the Company did not meet the criteria for separation, and all arrangements were accounted for as a single unit of accounting. Accordingly, the up-front license payments have been recognized as revenue over the period of continued involvement. In addition, the milestone criteria and sales-based royalty thresholds have not yet been met and such thresholds are not yet considered probable, accordingly no milestone and royalty payments have been received or are expected to be received.

If we are entitled to reimbursement from our collaborators for specified research and development expenses and/or entitled to payments for specified research and development services that we provide, we determine whether the research and development funding would result in collaborative revenues or an offset to research and development expenses. Where the payment is for specific research and development services that are to be accounted for as collaborative revenue, such revenue is recognized when such services are provided. Where such payments are not to be considered to be collaborative revenue but are considered to be reimbursements for external expenses incurred, the reimbursements are offset against research and development costs.

In addition to the revenue that we have generated from our collaborations, we also generate revenue for services performed on feasibility studies for potential partners to evaluate if our TransCon technology enables certain advantages for their product candidates of interest. Such feasibility studies are often structured as short-term agreements with fixed fees for the work that we perform.

Revenue is measured at fair value of the consideration received or receivable. Revenue is stated net of value added tax, duties, etc. collected on behalf of a third party and discounts.

Research and Development Costs

Our research and development costs consist primarily of manufacturing costs, preclinical and clinical study costs, personnel costs, the cost of premises, the cost of obtaining and maintaining our intellectual property portfolio, and the depreciation of assets used in research and development activities. Personnel costs consist of salaries, benefits and share-based payments.

Government grants received to cover expenses incurred are recognized in research and development costs.

Research costs are recognized in the consolidated statement of profit or loss in the period to which they relate. Development costs are recognized in the consolidated statement of profit or loss when incurred if the criteria for capitalization have not been met.

A development project involves a single product candidate undergoing a series of studies to illustrate its safety profile and effect on human beings prior to obtaining the necessary approval from the appropriate authorities. Due to the risk related to the development of pharmaceutical products, we cannot estimate the future economic benefits associated with individual development projects with sufficient certainty until the development project has been finalized and the necessary market approval of the final product has been obtained. As a consequence, all development costs are recognized in the consolidated statement of profit or loss in the period to which they relate.

General and Administrative Expenses

General and administrative expenses comprise salaries, share-based payment, and other staff costs including pensions, office supplies, cost of premises, and depreciation and amortization related to administrative activities.

General and administrative expenses are recognized in the consolidated statement of profit or loss in the period to which they relate.

Share-based Incentive Programs

Share-based incentive programs under which board members, employees and external consultants have the option to purchase shares in Ascendis Pharma A/S (equity-settled share-based payment arrangements) are measured at the equity instrument’s fair value at the grant date.

The cost of equity-settled transactions is determined by the fair value at the date of grant using the Black-Scholes valuation model. The cost is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled, the vesting period. The fair value determined at the grant date of the equity-settled share-based payment is expensed on a straight line basis over the vesting period for each tranche, based on our best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for grants that do not ultimately vest.

Where an equity-settled grant is cancelled, it is treated as if it vested on the date of the cancellation, and any expense not yet recognized for the grant is recognized immediately. This includes any grant where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new grant is substituted for the cancelled grant, and designated as a replacement grant on the date that it is granted, the cancelled and new grants are treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations of equity-settled transaction grants are treated equally.

Any social security contributions payable in connection with the grant or exercise of the warrants are recognized as incurred.

The assumptions used for estimating the fair value of share-based payment transactions are disclosed in Note 6.

Finance Income and Expenses

Finance income and expenses comprise interest income and expenses, the interest portion related to finance lease contracts and realized and unrealized exchange rate gains and losses on transactions denominated in foreign currencies.

Interest income and interest expenses are stated on an accrual basis using the principal and the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future payments related to the financial asset or the financial liability in order for the present value of such asset or liability to match their carrying amount.

Income Taxes

Tax for the year, which consists of current tax for the year and changes in deferred tax, is recognized in profit or loss by the portion attributable to the profit or loss for the year and recognized directly in equity or other comprehensive income by the portion attributable to entries directly in equity and in other comprehensive income. The current tax payable or receivable is recognized in the balance sheet, stated as tax computed on this year’s taxable income, adjusted for prepaid tax.

When computing the current tax for the year, the tax rates and tax rules enacted or substantially enacted at the balance sheet date are used. Current tax payable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the consolidated statements of profit or loss because it excludes items of income or expense that are taxable or deductible in prior or future years. It also further excludes items that are never taxable or deductible.

Deferred tax is recognized according to the balance sheet liability method of all temporary differences between carrying amounts and tax-based values of assets and liabilities, apart from deferred tax on all temporary differences occurring on initial recognition of goodwill or on initial recognition of a transaction which is not a business combination, and for which the temporary difference found at the time of initial recognition neither affects net profit or loss nor taxable income.

Deferred tax liabilities are recognized on all temporary differences related to investments in our subsidiaries, unless we are able to control when the deferred tax is realized, and it is probable that the deferred tax will not become due and payable as current tax in the foreseeable future.

Deferred tax is calculated based on the planned use of each asset and the settlement of each liability, respectively.

Deferred tax is measured using the tax rates and tax rules in the relevant countries that, based on acts in force or acts in reality in force at the balance sheet date, are expected to apply when the deferred tax is expected to crystallize as current tax. Changes in deferred tax resulting from changed tax rates or tax rules are recognized in profit or loss unless the deferred tax is attributable to transactions previously recognized directly in equity or other comprehensive income. In the latter case, such changes are also recognized in equity or other comprehensive income.

Deferred tax assets, including the tax base of tax loss carry forwards, are recognized in the balance sheet at their estimated realizable value, either as a set-off against deferred tax liabilities or as net tax assets for offset against future positive taxable income. At every balance sheet date, it is assessed whether sufficient taxable income is likely to arise in the future for the deferred tax asset to be used.

Intangible Assets

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the net identifiable assets acquired and liabilities assumed. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but is subject to impairment testing at least on a yearly basis. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or group of cash-generating units, that are expected to benefit from the synergies of the combination. Each cash-generating unit or group of cash generating units to which goodwill is allocated represent the lowest level within the Company at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the consolidated level.

Property, Plant and Equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Cost comprises the acquisition price, costs directly attributable to the acquisition and preparation costs of the asset until the time when it is ready to be put into operation. For assets held under finance leases, cost is the lower of the asset’s fair value and net present value of future lease payments.

Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the assets will flow to us and the costs of the items can be measured reliably. All repair and maintenance costs are charged to the consolidated statement of profit or loss during the financial periods in which they are incurred.

If the acquisition or use of the asset involves an obligation to incur costs of decommissioning or restoration of the asset, the estimated related costs are recognized as a provision and as part of the relevant asset’s cost, respectively.

The basis of depreciation is cost less estimated residual value. The residual value is the estimated amount that would be earned if selling the asset today net of selling costs, assuming that the asset is of an age and a condition that is expected after the end of its useful life. The cost of a combined asset is divided into smaller components, with such components depreciated individually if their useful lives vary.

Depreciation is calculated on a straight-line basis from the following assessment of an asset’s expected useful life:

Process plant and machinery	5 - 10 years
Other fixtures and fittings, tools and equipment	3 - 5 years
Leasehold improvements	3 - 5 years

Depreciation methods, useful lives and residual amounts are reassessed at least annually.

Property, plant and equipment are written down to the lower of recoverable amount and carrying amount, as described in the “Impairment” section below.

Depreciation, impairment losses and gains and losses on disposal of property, plant and equipment are recognized in the statements of profit or loss as research and development costs or as general and administrative expenses, as appropriate.

Impairment

Property, plant and equipment and finite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The recoverable amount of goodwill is estimated annually irrespective of any recorded indications of impairment.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows, or cash-generating units, which for goodwill represent the lowest level within the entity at which the goodwill is monitored for internal management purposes. Prior impairments of non-financial assets, other than goodwill, are reviewed for possible reversal at each reporting date.

Receivables

Receivables comprise trade receivables and other receivables. Receivables are classified as loans and receivables constituting financial assets with fixed or determinable payments that are not listed on an active market and are not derivative financial instruments.

On initial recognition, receivables are measured at fair value and, subsequently, at amortized cost, usually equaling nominal value less a provision for bad debts. Provisions for bad debts are determined on the basis of an individual assessment of each receivable and recognized using an allowance account.

Prepayments

Prepayments comprise costs relating to a future financial period. Prepayments are measured at cost.

Cash and Cash Equivalents

Cash and cash equivalents comprise cash and demand deposits with financial institutions. Cash and cash equivalents are measured at fair value.

Shareholders’ Equity

The share capital comprises the nominal amount of the parent company’s ordinary shares, each at a nominal value of DKK 1, or approximately €0.13. All shares are fully paid.

Share premium reserve comprises the amounts received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s capital increases, reduced by any expenses directly attributable to the capital increases.

Foreign currency translation reserve includes exchange rate adjustments of equity investments in our group enterprises.

Reserve for share-based payment represents the corresponding entries to the share-based payment recognized in the profit or loss, arising from our warrant programs.

Retained earnings or accumulated deficit represent a company’s accumulated profit or losses from operations.

Provisions

Provisions are recognized when we have an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation. Provisions are measured as the best estimate of the expense necessary to settle the obligation at the balance sheet date. Provisions that are estimated to mature after more than one year after the balance sheet date are measured at their present values.

Leases

Leases of property, plant and equipment, where we have substantially all of the risks and rewards of ownership, are classified as finance leases. Other leases are classified as operating leases.

Assets held under finance leases are recognized in the balance sheet at the inception of the lease term at the lower of the fair value of the asset or the net present value of the future minimum lease payments. A liability equaling the asset is recognized in the balance sheet, allocated between non-current and current liabilities. Each lease payment is separated between an interest element, recognized as a financial expense, and a reduction of the lease liability.

Assets held under finance leases are depreciated over the shorter of the asset’s useful life and the lease term.

Lease payments on operating leases are recognized on a straight-line basis in profit or loss over the term of the lease.

Total commitment under operating leases is disclosed in the notes to the consolidated financial statements.

Other Financial Liabilities

Other financial liabilities comprise trade payables, payables to public authorities and accrued expenses.

On initial recognition, other financial liabilities are measured at fair value less any transaction costs. Subsequently, these liabilities are measured at amortized cost applying the effective interest method to the effect that the difference between proceeds and nominal amount is recognized in the consolidated statement of profit or loss as a financial expense over the term of the liability.

Deferred Income

Deferred income comprises income received for recognition in subsequent financial years. Deferred income typically arises from up-front payments under our collaboration agreements related to license grants or up-front funding of development activities. If we are participating in continued development of product candidates, up-front payments are recognized as deferred income and recognized as revenue over the anticipated period in which we are involved in the development activities. Deferred income is measured at the fair value of the income received.

Cash Flow Statement

The cash flow statement shows cash flows from operating, investing and financing activities as well as cash and cash equivalents at the beginning and the end of the financial year.

Cash flows from operating activities are presented using the indirect method and calculated as the profit or loss adjusted for non-cash items, working capital changes as well as financial income, financial expenses and income taxes paid.

Cash flows from investing activities comprise payments in connection with acquisitions, development, improvement and sale, etc. of intangible assets, property, plant and equipment, and group enterprises.

Cash flows from financing activities comprise changes in the share capital of Ascendis Pharma A/S and related costs as well as the raising and repayment of loans and installments on interest-bearing debt. Cash flows from financing activities also include lease payments made on assets held under finance leases.

The effect of exchange rates changes on cash and cash equivalents held or due in a foreign currency is presented separately from cash flows from operating, investing and financing activities.

Cash flows in currencies other than the functional currency are recognized in the cash flow statement, using the average exchange rates.

Cash and cash equivalents comprise cash at hand and deposits with financial institutions.

Segment Reporting

We are managed and operated as one operating and reportable segment. No separate operating segments or reportable segments have been identified in relation to product candidates or geographical markets. Accordingly, we do not disclose segment information on business segments or geographical markets.

Basic EPS

Basic Earnings per Share, or EPS, is calculated as the net income or loss from continuing operations for the period divided by the weighted average number or ordinary shares outstanding.

Diluted EPS

Diluted earnings per share is calculated as the net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding adjusted for the dilutive effect of share equivalents. If the statement of profit or loss shows a net loss, no adjustment is made for the dilutive effect, as such effect would be anti-dilutive.

New International Financial Reporting Standards Not Yet Effective

The IASB has issued, and the European Union has adopted, a number of new or amended standards, which have not yet become effective. Therefore, these new standards have not been incorporated in these consolidated financial statements. Our financial reporting is expected to be affected by such new or improved standards to the extent described below.

•	In July 2014, IASB issued the final version of IFRS 9, “Financial Instruments”. IFRS 9 brings together the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39, “Financial Instruments: Recognition and Measurement” and is effective for annual periods beginning on or after January 1, 2018. The standard was endorsed by the EU in 2016. The standard introduces a new impairment model for financial assets measured at amortized cost based on expected losses. It applies to the Company’s bank deposits and trade receivables. Based on a review of the standard, we do not believe that the application of IFRS 9 will have a material impact on amounts reported in respect of the Company’s financial assets and liabilities.

•

In May 2014, IASB issued IFRS 15 “Revenue from Contracts with Customers”. The standard is part of the convergence project with FASB to replace IAS 18 “Revenue”. The new standard will establish a single, comprehensive framework for revenue recognition, based on a five-step model to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met. The standard was endorsed by the EU in 2016 and is effective for annual periods beginning on or after January 1, 2018. Our licensing agreements are within the scope of IFRS 15. We have evaluated these contracts against the specific licensing guidance in IFRS 15 and have concluded that the application of IFRS 15, using the retrospective method with the cumulative effect of initially applying this standard recognized at the date of the initial application, will not have any impact on amounts reported in respect of the Company’s revenues arising from these contracts. We currently do not have any other sources of revenue within the scope of IFRS 15.

•	In January 2016, the IASB issued IFRS 16 “Leases”, which requires lessees to recognize assets and liabilities for most leases. For lessors, there is little change to the existing accounting in IAS 17 “Leases”. The new standard will be effective for annual periods beginning on or after January 1, 2019. The standard was endorsed by the EU in 2017. Based on a review of the standard, we believe that the application of IFRS 16 will impact the Company’s balance sheet through recognition of assets and liabilities that are not recognized under the current standard, as the leases are currently classified as operating lease arrangements, with lease commitments disclosed in a note to the financial statements.